Employee Benefit Plan, Tax Status - EBP: 58-1111076 001	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Abstract]
EBP, Tax Status
NOTE 6 – INCOME TAX STATUS

The Plan is a word-for-word adopter of a prototype plan, for which the Trustee received a favorable determination letter from the Internal Revenue Service (“IRS”). Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not, would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.
EBP, Tax Status [Line Items]
EBP, Tax Status
NOTE 6 – INCOME TAX STATUS

The Plan is a word-for-word adopter of a prototype plan, for which the Trustee received a favorable determination letter from the Internal Revenue Service (“IRS”). Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not, would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.